Related parties (Details) - EUR (€) € in Millions		3 Months Ended		6 Months Ended
	Jan. 02, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Non-Executive Director
Disclosure of transactions between related parties [line items]
Fees and expenses		€ 0.1	€ 0.1	€ 0.2	€ 0.2
Ordinary shares | Founder Entities
Disclosure of transactions between related parties [line items]
Founder preferred shares annual dividend amount (in shares)	171,092
Mariposa Capital and TOMS Capital | Affiliate of Founder Entities
Disclosure of transactions between related parties [line items]
Fees and expenses		€ 0.7	€ 0.6	€ 1.2	€ 1.1